Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Trade and Other Receivables

4. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of December 31,
	2016	2017
Due from charterers	1,003	1,074
VAT receivable	38	38
Accrued income	1,109	935
Insurance claims	135	38
Other receivables	1,916	1,544

Total	4,201	3,629

As of December 31, 2016 and 2017, no receivable balances were past due or impaired and therefore no allowance was necessary.